UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  September 30, 2002

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):    [   ] is a restatement.
				    [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Timucuan Asset Management, Inc.
Address:	200 West Forsyth Street
		Suite 1600
		Jacksonville, FL 32202-4358

13F File Number:	   28-6184

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Randall Mann
Title:		Executive Vice President
Phone:		904-356-1739
Signature, Place, and Date of Signing:

	Randall Mann	Jacksonville, Florida	November 7, 2002


Report type (Check only one.):

[ X ]		13F HOLDINGS REPORT.

[   ]		13F NOTICE.

[   ]		13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:	35

Form 13F Information Table Value Total:	289555



List of Other Included Manager:

  No. 	13F File Number		Name

                                                         FORM 13F INFORMATION TABLE
                                                  VALUE   SHARES/   SH/ PUT/  INVSTMT OTHER   VOTING AUTHORITY
NAME OF ISSUER                 CLASS    CUSIP   (X$1000)  PRN AMT   PRN CALL  DSCRETN  MGRS  SOLE  SHARE NONE
1-800 CONTACTS INC.             COM   681977104       220     22000 SH         SOLE          SOLE
A.S.V. INC.                     COM   001963107      1420    177538 SH         SOLE          SOLE
ABBOTT LABORATORIES, INC.       COM   002824100       231      5720 SH         SOLE          SOLE
ARBITRON, INC.		        COM   03875Q108       312      9150 SH         SOLE          SOLE
BERKSHIRE HATHAWAY, INC.        COM   084670108     43379       587 SH         SOLE          SOLE
BERKSHIRE HATHAWAY, INC. 'B'    COM   084670207      5531      2244 SH         SOLE          SOLE
BLYTH, INC.		        COM   09643P108       335     12000 SH         SOLE          SOLE
CPI CORP.                       COM   125902106      2282    165950 SH         SOLE          SOLE
CHAMPIONSHIP AUTO RACING TEAMS  COM   158711101        65     17250 SH         SOLE          SOLE
COCA-COLA CO.                   COM   191216100      6003    125174 SH         SOLE          SOLE
COMCAST CORP-SPECIAL CL A       COM   200300200     13949    668685 SH         SOLE          SOLE
COSTCO WHOLESALE                COM   22160K105     11043    341160 SH         SOLE          SOLE
CRAWFORD & CO CLASS A           COM   224633206        53     10291 SH         SOLE          SOLE
E. W. SCRIPPS CO.               COM   811054204     27202    392525 SH         SOLE          SOLE
FEDEX CORPORATION               COM   31428X106     21859    436560 SH         SOLE          SOLE
FIRST NAT'L BANKSHARES INC.     COM   32110J108       584     31125 SH         SOLE          SOLE
GENERAL ELECTRIC CORP.          COM   369604103       392     15900 SH         SOLE          SOLE
H&R BLOCK, INC.                 COM   093671105     22924    545679 SH         SOLE          SOLE
INTL SPEEDWAY CORP - CL A       COM   460335201       356      8950 SH         SOLE          SOLE
LIBERTY MEDIA - A               COM   530718105      7669   1068045 SH         SOLE          SOLE
MARKEL CORPORATION              COM   570535104     28680    143992 SH         SOLE          SOLE
MARTIN MARIETTA MATERIALS       COM   573284106       287      8800 SH         SOLE          SOLE
MCGRAW-HILL, INC.               COM   580645109     14076    229925 SH         SOLE          SOLE
RLI CORPORATION	                COM   749607107       335      6250 SH         SOLE          SOLE
RADIOSHACK CORP.                COM   750438103     15256    760535 SH         SOLE          SOLE
RITCHIE BROS. AUCTIONEERS       COM   767744105      3291    110450 SH         SOLE          SOLE
SERVICEMASTER COMPANY           COM   817615107     22300   2055294 SH         SOLE          SOLE
STRATTEC SECURITY CORP          COM   863111100       327      6400 SH         SOLE          SOLE
STURM RUGER & CO. INC.          COM   864159108       295     24150 SH         SOLE          SOLE
TRIZEC PROPERTIES, INC.         COM   89687P107     11845   1043636 SH         SOLE          SOLE
VALASSIS COMMUNICATIONS, INC.   COM   918866104       288      8200 SH         SOLE          SOLE
WACHOVIA CORP.                  COM   929771103       282      8640 SH         SOLE          SOLE
WASHINGTON POST CO. B           COM   939640108       487       750 SH         SOLE          SOLE
WELLS FARGO                     COM   949740104     24828    515540 SH         SOLE          SOLE
WESCO FINANCIAL                 COM   950817106      1169      3800 SH         SOLE          SOLE
                                                   289555